Long-term Incentive Plans (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	May 15, 2019	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Long term incentive plan, description		The Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis
Share based payment		$ 1,365,631	$ 31,566
Description of amended vesting provision of performance stock units		187,500 PSUs vest on November 14, 2019, 281,500 PSUs vest upon financing greater than $2,500,000 obtained before July 30, 2020 and 281,500 PSUs vest on March 31, 2021
Restricted stock units vested		83,334
Performance stock units vested, description		250,000 PSUs vest on November 14, 2019, 250,000 PSUs vest upon financing greater than $2,500,000 (non-market performance condition) and 250,000 PSUs vest on the date the Company’s volume weighted average price for five consecutive trading days is greater than or equal to $0.35
Unrecognized shares based payment expenses		$ 347,218
Performance stock units vested		$ 187,500	0
Risk free interest rate	1.48%
Volatility	85.00%
Market price of common shares on grant date	$ 0.35
Expected dividend	0.00%
Monte Carlo pricing model [member]
Statement [Line Items]
Date of grant		Nov. 14, 2019
Risk free interest rate		1.57%
Volatility		90.00%
Market price of common shares on grant date		$ 0.135
Expiry date of options		3 years
Volume weighted average price		$ 0.35
Share-based payment arrangements [member] | Performance Stock Units [member]
Statement [Line Items]
Salaries, wages and employment expenses		$ 61,013	0
Restricted Stock Unit [Member] | Share-based payment arrangement [member]
Statement [Line Items]
Salaries, wages and employment expenses		$ 171,011	$ 0
Bottom of range [member]
Statement [Line Items]
Fair value of options		$ 0.04
Bottom of range [member] | Black-Scholes option pricing model [member]
Statement [Line Items]
Date of grant		Jun. 12, 2019
Risk free interest rate		1.40%
Volatility		93.00%
Market price of common shares on grant date		$ 0.11
Expiry date of options		3 years
Volume weighted average price		$ 0.15
Top of range [member]
Statement [Line Items]
Fair value of options		$ 0.32
Top of range [member] | Black-Scholes option pricing model [member]
Statement [Line Items]
Date of grant		Jan. 22, 2020
Risk free interest rate		1.46%
Volatility		112.00%
Market price of common shares on grant date		$ 0.40
Expiry date of options		5 years
Volume weighted average price		$ 0.40